Subsequent events	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
Subsequent events

19. Subsequent events

AGC Biologics S.p.A.

On July 1, 2025, AGC and the Company signed the Second Amendment to their original MSA dated 2019, effective on June 30, 2025, to further extend the term of the original MSA, until September 30, 2025, including the possibility of further extension upon mutual written agreement.

On August 1, 2025, the Company issued a formal written notice of termination of Work Statement No. 01 dated December 24, 2024, pursuant to Section 4.1 of the MSA dated December 2024. This notice commences the twelve-month prior notice period ending on July 31, 2026 (the “Termination Date”), during which AGC will continue to issue quarterly invoices in accordance with the MSA, and the Company will remain responsible for all payment obligations relating to the Exclusive GMP Suite (EGS) and the EGS Team, as specified in Section 3 of Schedule 1A of the Second Amendment to the MSA, until the Termination Date.

On August 27, 2025, the Company received formal notification from AGC, referencing Work Statement 1 dated December 24, 2024, confirming that the Ramp-up phase—which began on February 1, 2025—has been successfully completed. AGC stated that both contractual conditions have been met: the Authorization from AIFA to use the Exclusive Suite was received on July 3, 2025, and the training of the personnel assigned to the Dedicated Team has been finalized. Consequently, the Routine Phase is set to commence on September 1, 2025.

On September 24, 2025, the Company filed a civil action before the Court of Milan against AGC Biologics S.p.A., seeking a declaratory judgment of nullity and/or termination, with retroactive effect, of the Master Service Agreement and related amendments executed on December 24, 2024. The claim is based on the failure of an essential underlying assumption—the availability of a minimum number of patients required to initiate and sustain clinical production activities. As a result, the Company believes that the manufacturing agreement with AGC is no longer operative; however, the Company has proposed to continue working with AGC based on the availability of production slots, as in the previous agreement.

Governance Changes and Extraordinary Shareholders’ Meeting

An Extraordinary Shareholders’ Meeting has been called for October 29, 2025, to approve the following two key changes:

●	Expansion of the Board:
Increasing the number of directors from 3 to 5 to enhance strategic oversight and support broader operational execution.
●	Amendment to the Corporate Purpose:
A proposal to amend Article 4 of the Company’s by-laws to expand its corporate purpose beyond biotechnology and pharmaceuticals, encompassing all sectors recognized as strategic under the Italian Golden Power Law, including but not limited to:

•	National defense and security
•	Cybersecurity
•	Space and critical infrastructure
•	Energy and strategic technologies

This amendment is designed to:

●	Enable diversification of operations and risk,
●	Facilitate potential business combinations or equity investments in strategic Italian companies,
●	Strengthen the Company’s attractiveness to industrial and financial partners, leveraging its status as the only Italian company listed on Nasdaq.

Management Change

On September 30, 2025, Dr. Carlo Russo resigned from his role as Chief Medical Officer and Head of Development for personal reasons, effective immediately. His resignation did not result from any disagreement with the Company. On the same date, the Board appointed Dr. Francesco Galimi, a current director of the Company, as acting Chief Medical Officer, effective immediately.